UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2000
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
Loveless & Co. Inc.
Address:
222 Kearny Street

Suite 604

San Francisco, CA 94108
13F File
Number:
28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
William R. Loveless

Title:
President

Phone:
415-397-4949


Signature,
Place,
and Date of Signing:
William R. Loveless
San Francisco, CA
May 1, 2003
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:




FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
153
Form 13F Information Table Value Total:
$116,638
(thousands)


List of Other Included Managers:



NONE







	FORM 13F INFORMATION TABLE

 								VALUE   SHARES/  SH/  INVSTMT     OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN   DSCRETN    MANAGERS     SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Fibre                  COM              00754A105      251    4,000 SH     Sole                     4,000
Agilent Technologies Inc.      COM              00864U101      416    4,000 SH     Sole                     4,000
Allstate Corp                  COM              020002101       48    2,000 SH     Sole                     2,000
Altria Group Inc.              COM              02209S103        4      200 SH     Sole                       200
Amer Home Products             COM              026609107      683   12,700 SH     Sole                    12,700
Ameren Corp                    COM              023608102       35    1,133 SH     Sole                     1,133
American Elec Power            COM              025537101       27      900 SH     Sole                       900
American Express               COM              025816109    2,338   15,700 SH     Sole                    15,700
American Intl Group            COM              026874107    2,638   24,094 SH     Sole                    24,094
Anheuser Busch                 COM              035229103       75    1,200 SH     Sole                     1,200
Apollo Group                   COM              037604105      507   18,000 SH     Sole                    18,000
Applied Material               COM              038222105       38      400 SH     Sole                       400
At Home Corp                   COM              N/A            362   11,000 SH     Sole                    11,000
Atlantic Richfield             COM              048825103       51      600 SH     Sole                       600
AT&T Corp                      COM              001957109    2,306   40,943 SH     Sole                    40,943
Auto Data Processing           COM              053015103    3,462   71,750 SH     Sole                    71,750
Banc One Corp                  COM              06423A103       13      365 SH     Sole                       365
Bank of America Corp.          COM              06605F102      214    4,080 SH     Sole                     4,080
Barrick Gold Corp              COM              067901108        2      146 SH     Sole                       146
Baxter International           COM              071813109    1,162   18,533 SH     Sole                    18,533
Best Buy                       COM              086516101      103    1,200 SH     Sole                     1,200
Best Food Inc.                 COM              08658U101      169    3,600 SH     Sole                     3,600
BMC Software                   COM              055921100      198    4,000 SH     Sole                     4,000
Boeing Company                 COM              097023105    1,025   27,100 SH     Sole                    27,100
BP Amoco PLC                   COM              055622104      863   16,200 SH     Sole                    16,200
BRE Properties Class A         COM              05564E106       41    1,596 SH     Sole                     1,596
Bristol Myers                  COM              110122108       93    1,600 SH     Sole                     1,600
Burlington Resources           COM              122014104      540   14,600 SH     Sole                    14,600
Campbell Soup                  COM              134429109       25      800 SH     Sole                       800
CBS Corp                       COM              12490K107    1,387   24,500 SH     Sole                    24,500
Chevron Corp.                  COM              166751107       60      650 SH     Sole                       650
Chiron Corp                    COM              170040109      150    3,000 SH     Sole                     3,000
Cisco Systems Inc.             COM              17275R102    9,052  117,084 SH     Sole                   117,084
Citigroup                      COM              172967101      185    3,090 SH     Sole                     3,090
CNF Transportation             COM              12612W104       17      600 SH     Sole                       600
Coastal Corp                   COM              190441105       46    1,000 SH     Sole                     1,000
Colgate Palmolive              COM              194162103       68    1,200 SH     Sole                     1,200
Comcast Cl A                   COM              200300200      521   12,000 SH     Sole                    12,000
COMPAQ Computer                COM              204493100        5      200 SH     Sole                       200
Computer Sciences              COM              205363104    4,328   54,700 SH     Sole                    54,700
Consolidated Edison            COM              209115104       10      334 SH     Sole                       334
Convergys                      COM              212485106      143    3,700 SH     Sole                     3,700
Copytele Inc.                  COM              217721109       14    6,000 SH     Sole                     6,000
Corn Products Intl Inc.        COM              219023108        8      350 SH     Sole                       350
Crescent REIT                  COM              225756105      450   25,700 SH     Sole                    25,700
Cummings Engine                COM              231021106       38    1,000 SH     Sole                     1,000
Dell Computers                 COM              247025109       11      200 SH     Sole                       200
Diebold, Inc.                  COM              253651103      473   17,200 SH     Sole                    17,200
Dow Chemical                   COM              260543103       60      525 SH     Sole                       525
Dupont                         COM              263534109      937   17,700 SH     Sole                    17,700
Edison Intl Corp               COM              281020107       33    1,966 SH     Sole                     1,966
El Paso Corp                   COM              283905107    1,672   41,400 SH     Sole                    41,400
Emerson electric               COM              291011104      457    8,600 SH     Sole                     8,600
Engelhard Corp                 COM              292845104      301   19,900 SH     Sole                    19,900
Enron                          COM              293561106       90    1,200 SH     Sole                     1,200
Equity Office Properties       COM              294741103      656   26,100 SH     Sole                    26,100
Ericsson (LM) Tel ADR          COM              294821400    2,674   28,500 SH     Sole                    28,500
eSoft Inc.                     COM              296904105       18    1,000 SH     Sole                     1,000
Exxon Mobil Corp.              COM              30231G102      407    5,226 SH     Sole                     5,226
Fairchild Semiconductor        COM              303726103      420   11,500 SH     Sole                    11,500
Federal Home Loan              COM              313400301    1,882   42,600 SH     Sole                    42,600
Fedl National Mtge             COM              313586109      192    3,400 SH     Sole                     3,400
First Union Corp               COM              337358105       78    2,097 SH   Defined                    2,097
Fox Entertainment Group        COM              35138T107    1,089   36,380 SH     Sole                    36,380
Gap, Inc.                      COM              364760108      712   14,295 SH     Sole                    14,295
General Electric               COM              369604103    4,217   27,100 SH     Sole                    27,100
General Motors                 COM              370442105       11      135 SH     Sole                       135
Genzyme Corp                   COM              372917104    1,228   24,500 SH     Sole                    24,500
Georgia Gulf Corp              COM              373200203       52    2,000 SH     Sole                     2,000
Gilat Communications LTD Ord.  COM              M50876100      160    6,000 SH     Sole                     6,000
Glaxo PLC ADR                  COM              37733W105      115    2,000 SH     Sole                     2,000
GTE Corporation                COM              362320103    1,077   15,165 SH     Sole                    15,165
Hartford Finl Services         COM              416515104       63    1,200 SH     Sole                     1,200
Hewlett Packard                COM              428236103    6,363   48,000 SH     Sole                    48,000
IMS Health Inc.                COM              449934108      972   57,400 SH     Sole                    57,400
Intel Corp                     COM              458140100   15,460  117,175 SH     Sole                   117,175
Intl Business Mach             COM              459200101    2,976   25,220 SH     Sole                    25,220
Johnson & Johnson              COM              478160104    1,860   26,479 SH     Sole                    26,479
Kendle International Inc.      COM              48880L107       60    5,500 SH     Sole                     5,500
Lehman Bros Inc.               COM              524908100       27      280 SH     Sole                       280
Lilly Eli & Co                 COM              532457108    1,212   19,350 SH     Sole                    19,350
Lucent Technologies            COM              549463107    4,051   65,332 SH     Sole                    65,332
Macerich Co.                   COM              554382101      202    9,800 SH     Sole                     9,800
MBNA Corp                      COM              55262L100       77    3,037 SH     Sole                     3,037
McCormick & Co.                COM              579780206      129    4,000 SH     Sole                     4,000
Mediaone Group Inc             COM              58440J104       16      200 SH     Sole                       200
Medtronics, Inc.               COM              585055106    2,498   48,566 SH     Sole                    48,566
Mettler Toledo Intl            COM              592688105      716   17,500 SH     Sole                    17,500
Mexico Fund                    COM              592835102       86    4,877 SH     Sole                     4,877
Milestone Scientific           COM              59935P100        4    2,000 SH     Sole                     2,000
Mirant Corp                    COM              604675108      107    5,500 SH     Sole                     5,500
Montana Pwr Co                 COM              612085100       10      160 SH     Sole                       160
Morgan Stanley Dean Witter Inc.COM              617446448      249    3,000 SH     Sole                     3,000
Motorola                       COM              620076109      365    2,500 SH     Sole                     2,500
MSDW Income Securities Inc.    COM              61745P87         6      429 SH     Sole                       429
Mueller Industries Inc.        COM              624756102       18      600 SH     Sole                       600
National Fuel Gas Co.          COM              636180101      334    7,500 SH     Sole                     7,500
Natl Semiconductor             COM              637640103      881   14,500 SH     Sole                    14,500
New York Times Inc.            COM              650111107      509   11,860 SH     Sole                    11,860
Nextel                         COM              65332V103      148    1,000 SH     Sole                     1,000
Oracle Corp                    COM              68389X105    1,444   18,500 SH     Sole                    18,500
PACCAR Inc                     COM              693718108      217    4,332 SH   Defined                    4,332
Pacific Century Finl Corp      COM              694058108       15      740 SH     Sole                       740
Palm Pilot Inc.                COM              696642206        4      100 SH     Sole                       100
PepsiCo, Inc.                  COM              713448108      369   10,568 SH     Sole                    10,568
Pfizer                         COM              717081103      263    7,200 SH     Sole                     7,200
Pharmacia & Upjohn             COM              716941109      276    4,640 SH     Sole                     4,640
Phycor                         COM              71940F100        1    1,000 SH     Sole                     1,000
Prima Energy Co.               COM              741901201    1,080   40,000 SH   Defined                   40,000
Procter & Gamble               COM              742718109      309    5,464 SH     Sole                     5,464
Protective Life Corp           COM              743674103      673   21,200 SH     Sole                    21,200
Protein Design Labs            COM              74369L103       40      500 SH     Sole                       500
Quest Diagnostics Inc.         COM              74834L100        4      100 SH     Sole                       100
Ralston Purina                 COM              751277302       86    3,145 SH     Sole                     3,145
Robert Half Intl               COM              770323103      484   10,200 SH     Sole                    10,200
Safeway Inc.                   COM              786514205      453   10,000 SH     Sole                    10,000
Sara Lee Corp                  COM              803111103       18    1,000 SH     Sole                     1,000
SBC Communications Inc         COM              78387G103      116    2,751 SH     Sole                     2,751
Schering Plough                COM              806605101    1,259   33,900 SH     Sole                    33,900
Schlumberger Ltd.              COM              806857108      490    6,400 SH     Sole                     6,400
Sherwin-Williams               COM              824348106      903   40,800 SH     Sole                    40,800
Singer Co. N.V.                COM              82930F109       28   32,000 SH     Sole                    32,000
Solutia Inc.                   COM              834376105      294   22,000 SH     Sole                    22,000
Southern Co                    COM              842587107      105    4,840 SH     Sole                     4,840
Spieker Properties, B          PFD              N/A            115    5,000 SH     Sole                     5,000
Staples Inc.                   COM              855030102    1,184   59,175 SH     Sole                    59,175
Sun Microsystems               COM              866810104      621    6,628 SH     Sole                     6,628
SunGard Data Sys               COM              867363103    1,015   26,900 SH     Sole                    26,900
Target Group                   COM              87612E106      135    1,800 SH     Sole                     1,800
TCW Conv Sec Fd Inc            COM              872340104       61    5,760 SH     Sole                     5,760
Texaco Inc                     COM              881694103      355    6,600 SH     Sole                     6,600
Time Warner Inc.               COM              887315109      120    1,200 SH     Sole                     1,200
Tower Automotive Inc.          COM              891707101       66    4,000 SH     Sole                     4,000
Transocean Sedco Forex         COM              G90078109        4       77 SH     Sole                        77
Tyco Laboratories              COM              902124106      752   15,000 SH     Sole                    15,000
United Dominion Rlty           COM              910197102      322   32,000 SH     Sole                    32,000
United Parcel Services         COM              911312106    2,066   32,800 SH     Sole                    32,800
Unocal                         COM              915289102    1,270   42,700 SH     Sole                    42,700
UnumProvident Corp             COM              91529Y106       76    4,500 SH     Sole                     4,500
US Bancorp                     COM              902973106       66    3,000 SH     Sole                     3,000
USX Cap Tr I Quips 6.75%       PFD              90339E20        55    1,500 SH     Sole                     1,500
Utilicorp UTD Inc.             COM              918005109       26    1,440 SH     Sole                     1,440
U.S. West Inc. New             COM              91273H101      105    1,451 SH     Sole                     1,451
Verizon                        COM              92343V104      866   14,166 SH     Sole                    14,166
Walgreen Company               COM              931422109       41    1,600 SH     Sole                     1,600
Walmart Stores                 COM              931142103    2,390   42,300 SH     Sole                    42,300
Warner Lambert                 COM              934488107      674    6,900 SH     Sole                     6,900
Washington Mutual              COM              939322103      619   23,370 SH     Sole                    23,370
Williams Cos Inc               COM              969457100       66    1,500 SH     Sole                     1,500
Worldcom Inc.                  COM              98157D106    1,740   38,400 SH     Sole                    38,400
Xcel Energy                    COM              98389B100        8      400 SH     Sole                       400
Xerox Corp.                    COM              984121103      264   10,140 SH     Sole                    10,140
ZapMe! Corporation             COM              98912E100       38    5,000 SH     Sole                     5,000





Filer Manual Volume I		April 2003
1

Filer Manual Volume I	A-6	October 2002